As filed with the Securities and Exchange Commission on September 11, 2026

Securities Act Registration No. 33-50476

Investment Company Act Registration No. 811-07064

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 84 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 84 (X)

Check appropriate box or boxes

Target Portfolio Trust

Exact name of registrant as specified in charter

655 Broad Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

1-800-225-1852

Registrant’s Telephone Number, Including Area Code

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b) X on September 29, 2026 pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a)(1) __ on (____) pursuant to paragraph (a)(1)

__ 75 days after filing pursuant to paragraph (a)(2) __ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 84 to the Registration Statement for Target Portfolio Trust (the “Registrant”) is being filed for the purpose of delaying, until September 29, 2026, the effectiveness of the registration statement with respect to PGIM Quant Solutions Small-Cap Value Fund, filed as Post-Effective Amendment No. 83 on July 22, 2026, pursuant to Rule 485(a)(1). Post-Effective Amendment No. 83 was scheduled to become effective on September 21, 2026.

Accordingly, the contents of Post-Effective Amendment No. 84 consisting of the Part A, Part B, and Part C, are hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on September 11, 2026.

Target Portfolio Trust

/S/ Stuart S. Parker*

Stuart S, Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*	Trustee
Ellen S. Alberding
*	Trustee
Kevin J. Bannon
*	Trustee
Scott E. Benjamin
*	Trustee
Linda W. Bynoe
*	Trustee
Barry H. Evans
*	Trustee
Keith F. Hartstein
*	Trustee
Laurie Simon Hodrick
*	Trustee and President, Principal Executive Officer
Stuart S. Parker
*	Trustee
Brian K. Reid
*	Trustee
Grace C. Torres
*	Chief Financial Officer (Principal Financial Officer)
Christian J. Kelly
*	Treasurer and Principal Accounting Officer
Russ Shupak

Signature	Title	Date
*By: /s/ Melissa Gonzalez	Attorney-in-Fact	September 11, 2026
Melissa Gonzalez

POWER OF ATTORNEY for the PGIM Fund Complex

The undersigned, directors/ trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, George Hoyt and Devan Goolsby or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding

Ellen S. Alberding

/s/ Kevin J. Bannon

Kevin J. Bannon

/s/ Scott E. Benjamin

Scott E. Benjamin

/s/ Linda W. Bynoe

Linda W. Bynoe

/s/ Barry H. Evans

Barry H. Evans

/s/ Keith F. Hartstein

Keith F. Hartstein

Dated: December 4, 2025

/s/ Laurie Simon Hodrick

Laurie Simon Hodrick

/s/ Christian J. Kelly

Christian J. Kelly

/s/ Stuart S. Parker

Stuart S. Parker

/s/ Brian K. Reid

Brian K. Reid

/s/ Grace C. Torres

Grace C. Torres

APPENDIX A

Prudential Government Money Market Fund, Inc.

The Prudential Investment Portfolios, Inc.

Prudential Investment Portfolios 2

Prudential Investment Portfolios 3

Prudential Investment Portfolios Inc. 14

Prudential Investment Portfolios 4

Prudential Investment Portfolios 5

Prudential Investment Portfolios 6

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7

Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9

Prudential World Fund, Inc.

Prudential Investment Portfolios, Inc. 10

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Investment Portfolios 12

Prudential Investment Portfolios, Inc. 15

Prudential Investment Portfolios 16

Prudential Investment Portfolios, Inc. 17

Prudential Investment Portfolios 18

Prudential Sector Funds, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

The Target Portfolio Trust

PGIM ETF Trust

PGIM Global High Yield Fund, Inc.

PGIM High Yield Bond Fund, Inc

PGIM Short Duration High Yield Opportunities Fund

Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.

Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.